ACQUISITION (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended
	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 06, 2013	Nov. 12, 2013
Business Acquisition [Line Items]
Working Capital Target	$ 2,200,000
Related acquisition costs	175,945	175,945	17,000
Hamilton Investment Group Inc [Member]
Business Acquisition [Line Items]
Cash at closing	9,000,000
Shares issued in acquisition	3,523,554
Stock	$ 2,219,839
AquaTex [Member]
Business Acquisition [Line Items]
Shares issued in acquisition				50,000	1,443,696